Document and Entity Information	Jun. 14, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Fox Corp
Amendment Flag	true
Entity Central Index Key	0001754301
Document Type	8-K/A
Document Period End Date	Jun. 14, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38776
Entity Tax Identification Number	83-1825597
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	852-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On June 15, 2026, FOX Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission (the “SEC”) announcing the proposed acquisition (the “Acquisition”) of Roku, Inc., a Delaware corporation (“Roku”), pursuant to the Agreement and Plan of Merger, dated as of June 14, 2026, by and among the Company, Roku, Falcon Merger Sub 1, Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company, and Falcon Merger Sub 2, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of the Company. This Current Report on Form 8-K (this “Amendment No. 1”) amends and supplements the Original Report to provide the historical financial statements of Roku and the pro forma financial information required by Item 9.01 of Form 8-K that were omitted from the Original Report as permitted by Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	FOXA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, par value $0.01 per share
Trading Symbol	FOX
Security Exchange Name	NASDAQ